Schedule of Investments (unaudited) June 30, 2019	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 32.8%
Ambev SA, ADR	15,771,516	$73,652,980
B3 SA - Brasil, Bolsa, Balcao	7,377,150	72,103,646
Banco do Brasil SA	4,311,700	60,682,060
BRF SA, ADR(a)(b)	2,707,045	20,573,542
CCR SA	3,980,400	14,186,598
Cielo SA	3,990,716	6,997,146
Embraer SA, ADR	630,044	12,682,786
Kroton Educacional SA	5,537,400	15,849,419
Petroleo Brasileiro SA, ADR	5,332,731	83,030,622
Ultrapar Participacoes SA	3,109,800	16,309,076
Vale SA, ADR	11,170,109	150,126,265

		526,194,140

Chile — 8.5%
Banco de Chile	159,239,581	23,430,347
Banco Santander Chile, ADR	556,987	16,665,051
Cencosud SA	4,821,058	9,444,005
Empresas CMPC SA	4,030,473	11,041,579
Empresas COPEC SA	1,303,936	14,257,929
Enel Americas SA, ADR	1,975,991	17,527,040
Enel Chile SA	97,993,492	9,294,912
LATAM Airlines Group SA, ADR(b)	1,042,821	9,771,233
SACI Falabella	2,336,958	15,230,585
Sociedad Quimica y Minera de Chile SA, ADR(b)	332,077	10,330,915

		136,993,596

Colombia — 2.3%
Bancolombia SA, ADR	404,950	20,668,648
Ecopetrol SA, ADR	883,840	16,165,434

		36,834,082

Mexico — 20.9%
Alfa SAB de CV, Class A	10,866,500	10,667,600
America Movil SAB de CV, Series L, NVS	83,609,300	60,797,585
Cemex SAB de CV, CPO	54,232,115	22,837,071
Fibra Uno Administracion SA de CV	10,802,800	14,293,784
Fomento Economico Mexicano SAB de CV	6,658,800	64,454,143
Grupo Financiero Banorte SAB de CV, Class O	10,330,500	59,880,566
Grupo Mexico SAB de CV, Series B	12,829,800	34,038,456
Grupo Televisa SAB, CPO	7,705,000	13,014,356
Infraestructura Energetica Nova SAB de CV	1,868,600	7,332,725
Wal-Mart de Mexico SAB de CV	17,516,300	47,775,913

		335,092,199

Security	Shares	Value

Peru — 4.2%
Credicorp. Ltd.	240,078	$54,956,255
Southern Copper Corp.	304,650	11,835,652

		66,791,907

Total Common Stocks — 68.7% (Cost: $1,253,441,880)		1,101,905,924

Preferred Stocks

Brazil — 31.1%
Banco Bradesco SA, Preference Shares, ADR, NVS	14,444,911	141,849,026
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,479,242	13,255,912
Gerdau SA, Preference Shares, ADR, NVS(b)	3,736,297	14,534,195
Itau Unibanco Holding SA, Preference Shares, ADR, NVS	17,360,933	163,539,989
Itausa-Investimentos Itau SA, Preference Shares, NVS	16,416,823	55,213,194
Petroleo Brasileiro SA, Preference Shares, ADR	7,827,349	111,148,356

		499,540,672

Total Preferred Stocks — 31.1% (Cost: $526,675,846)		499,540,672

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	24,067,912	24,079,946

Total Short-Term Investments — 1.5% (Cost: $24,072,695)		24,079,946

Total Investments in Securities — 101.3% (Cost: $1,804,190,421)		1,625,526,542

Other Assets, Less Liabilities — (1.3)%		(20,623,742)

Net Assets — 100.0%		$1,604,902,800

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	106,085,774	(82,017,862)	24,067,912	$24,079,946	$412,724	(a)	$7,153	$(9,382)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,645,351	(1,645,351)	—	—	10,300		—	—

				$24,079,946	$423,024		$7,153	$(9,382)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Latin America 40 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,101,905,924	$—	$—	$1,101,905,924
Preferred Stocks	499,540,672	—	—	499,540,672
Money Market Funds	24,079,946	—	—	24,079,946

	$1,625,526,542	$—	$—	$1,625,526,542

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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